CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE EARNINGS (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 713,513	$ 793,602	$ 690,727
Cost of sales	493,523	529,031	456,488
Gross margin	219,990	264,571	234,239
Expenses
Sales and marketing	92,093	88,587	75,135
Research and development (note 7)	86,473	93,707	82,653
Administration	48,827	61,582	42,904
Restructuring (note 8)	28,160	7,115	1,076
Acquisition-related and integration	974	3,962	8,195
Impairment (note 19, 17)	877	0	3,668
Loss on disposal of iTank business (note 5(a))	0	2,064	0
Amortization	20,607	25,829	20,508
Total expenses	278,011	282,846	234,139
Earnings (loss) from operations	(58,021)	(18,275)	100
Foreign exchange gain (loss)	(1,296)	(5,470)	7,550
Other income (expense) (note 9)	(301)	51	67
Earnings (loss) before income taxes	(59,618)	(23,694)	7,717
Income tax expense (note 10)	10,920	916	3,199
Net earnings (loss)	(70,538)	(24,610)	4,518
Other comprehensive income (loss):
Foreign currency translation adjustments, net of taxes of $nil	(4,070)	(6,670)	11,950
Comprehensive earnings (loss)	$ (74,608)	$ (31,280)	$ 16,468
Net earnings (loss) per share (in dollars) (note 12)
Basic net earnings per share (in dollars)	$ (1.95)	$ (0.68)	$ 0.14
Diluted	$ (1.95)	$ (0.68)	$ 0.14
Weighted average number of shares outstanding (in thousands) (note 12)
Basic	36,166	36,019	32,356
Diluted	36,166	36,019	32,893
IoT Services [Member]
Revenue	$ 377,808	$ 373,937	$ 303,057
Cost of sales	237,650	234,335	195,815
Embedded Broadband [Member]
Revenue	335,705	419,665	387,670
Cost of sales	$ 255,873	$ 294,696	$ 260,673